Condensed Consolidated Balance Sheets (unaudited) (USD $)	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
ASSETS
Cash	$ 368,136	$ 1,082,290	[1]	$ 29,784
Trade receivables	59,106	138,041	[1]	63,177
Inventories	841,843	377,020	[1]	59,051
Prepaid expenses	189,024	174,147	[1]
Total Current Assets	1,458,109	1,771,498	[1]	152,012
Property and equipment - net	76,827	81,206	[1]	22,395
Other assets	150,625	193,750	[1]
Total Assets	1,685,561	2,046,454	[1]	174,407
Liabilities and Stockholders' Equity
Accounts payable	640,368	206,630	[1]	13,506
Accrued liabilities	99,997	72,610	[1]	10,086
Deferred revenue	2,076	8,275	[1]	15,356
Current portion of notes payable	3,715	3,560	[1]	2,301
Convertible note payable	150,000	150,000	[1]
Total current liabilities	896,156	441,075	[1]	41,249
Notes payable - less current portion	22,315	23,271	[1]	30,000
Total liabilities	918,471	464,346	[1]	71,249
Commitments and contingencies (note 9)
Stockholders' equity:
Preferred stock, $0.0001 par value; 100,000,000 shares authorized; no shares issued and outstanding			[1]
Common stock, $0.0001 par value; 900,000,000 shares authorized; 45,512,500 shares issued and outstanding at March 31, 2015 and December 31, 2014 and 32,000,000 shares issued and outstanding at December 31, 2013	4,551	4,551	[1]	3,200
Additional paid-in capital	5,554,242	5,538,242	[1]	1,954
Accumulated deficit	(4,791,703)	(3,960,685)	[1]	98,004
Total stockholders' equity	767,090	1,582,108	[1]	103,158
Total Liabilities and Stockholders' Equity	$ 1,685,561	$ 2,046,454	[1]	$ 174,407

[1]	(1) Derived from the Company's December 31, 2014 audited financial statements